Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense
Current period	$ 13,599	$ 1,461	$ 5,878
Adjustment for prior periods	(363)	(126)	(172)
Current tax expense (income) and adjustments for current tax of prior periods	13,236	1,335	5,706
Deferred tax expense
Origination and reversal of temporary differences	370	247	1,012
Investment tax credits and operating loss carryforward	(1,894)	(1,166)	(4,525)
Effect of tax rate changes		0	(1,199)
Deferred tax expense (income)	(1,524)	(919)	(4,712)
Total income tax expense	$ 11,712	$ 416	$ 994